Shareholders' Equity (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	$ 29	$ 34	$ 38
Cost of Sales [Member]
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	5	6	7
Selling, general and administrative [Member]
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	16	18	19
Research and development [Member]
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	8	10	11
Loss on equity investment [Member]
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	$ 0		$ 1